Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	$ 3,764	$ 3,782	$ 3,025
Amortization and impairment of intangible assets	496	488	452
Impairment of goodwill		6
Cost of sales [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	2,841	2,817	2,292
Amortization and impairment of intangible assets	67	40	21
Distribution expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	186	199	143
Amortization and impairment of intangible assets	3	4	1
Sales and marketing expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	420	425	363
Amortization and impairment of intangible assets	165	196	208
Administrative expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	309	337	222
Amortization and impairment of intangible assets	260	248	218
Other operating expenses [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Depreciation and impairment of property, plant and equipment	$ 8	4	2
Amortization and impairment of intangible assets			$ 1
Impairment of goodwill		$ 6